CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Profit or loss [Abstract]
Revenue from royalty interests	$ 90,273
Revenue from stream interest	3,520,828	$ 7,852,661
Total revenue	3,611,101	7,852,661
Cost of sales, excluding depletion	(1,380,820)	(2,998,947)
Depletion on royalty and stream interests	(911,427)	(2,415,942)
Gross profit	1,318,854	2,437,772
General and administrative expenses	(4,271,559)	(2,802,556)
Share-based payments	(2,040,749)	(1,084,471)
Loss from operations	(4,993,454)	(1,449,255)
Share of net income of Silverback	97,905	92,843
Interest expense	(914,258)	(489,458)
Finance charges	(436,137)
Accretion and other expenses	(12,145)	(46,396)
Fair value adjustment on marketable securities	12,488
Foreign exchange gain (loss)	112,880	(194,792)
Loss before income taxes	(6,132,721)	(2,087,058)
Current income tax recovery (expense)	128,718	(408,524)
Deferred income tax recovery (expense)	(515,083)	52,093
Net loss	(6,519,086)	(2,443,489)
Items that may be reclassified subsequently to profit and loss:
Foreign currency translation adjustment	(372,299)	262,819
Other comprehensive income (loss)	(372,299)	262,819
Total comprehensive loss	$ (6,891,385)	$ (2,180,670)
Earnings (loss) per share - basic and diluted (in dollars per share)	$ (0.19)	$ (0.10)
Weighted average number of shares outstanding - basic and diluted (in shares)	33,887,938	25,704,885